February 1, 2013

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, NE
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Bond Fund, Inc. – BlackRock Total Return Fund
Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A
(Securities Act File No. 2-62329, Investment Company Act File No. 811-02857)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Bond Fund, Inc. on behalf of BlackRock Total Return Fund (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 52 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 52 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 28, 2013.

Sincerely,

BlackRock Bond Fund, Inc.

/s/ Ben Archibald

Ben Archibald
Secretary of the Fund